Offerings	Dec. 11, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 25,839.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3.57
Offering Note	Calculated solely for purposes of determining the amount of the filing fee. This amount is based upon the purchase of 457,590 shares of common stock, par value $0.001 per share, of Yieldstreet Alternative Income Fund Inc. (the "Fund"), at a price equal to $9.2718, which represents the Fund's net asset value per share as of December 9, 2025, and is used for purposes of calculating the aggregate maximum purchase price for shares. This is the final amendment to the Schedule TO and is being filed to report the results of the offer. The amount of the filing fee, calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026, equals $138.10 per million dollars of the value of the transaction.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 4,216,844.00
Amount of Registration Fee	$ 582.35
Offering Note	See offering note 1.